Goodwill - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accumulated Other Comprehensive Income [Line Items]
Goodwill, Beginning balance	$ 5,656
Goodwill acquired during the year	6,209	5,504
As of June 30, 2026
Currency translation adjustment	(170)	152
Impairment losses
As of December 31, 2025
Goodwill	11,713	5,504
Accumulated currency translation adjustment	(18)	152
Goodwill, Ending balance	11,695	5,656
ASIC Segment [Member]
Schedule of Accumulated Other Comprehensive Income [Line Items]
Goodwill, Beginning balance	5,656
Goodwill acquired during the year		5,504
As of June 30, 2026
Currency translation adjustment	(170)	152
Impairment losses
As of December 31, 2025
Goodwill	5,504	5,504
Accumulated currency translation adjustment	(18)	152
Goodwill, Ending balance	5,486	5,656
Non-reportable Segment [Member]
Schedule of Accumulated Other Comprehensive Income [Line Items]
Goodwill, Beginning balance
Goodwill acquired during the year	6,209
As of June 30, 2026
Currency translation adjustment
Impairment losses
As of December 31, 2025
Goodwill	6,209
Accumulated currency translation adjustment
Goodwill, Ending balance	$ 6,209